Taxes (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Deferred tax assets and liabilities
U.S. tax benefit of net operating loss carry forward	$ 1,119,660	$ 1,107,865	$ 1,019,238
Valuation allowance	(1,119,660)	(1,107,865)	(1,019,238)
Net deferred tax assets